Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 97,714,938	¥ 94,671,818
Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,980,521	2,601,130
Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,755,671	4,243,862
Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	513,813	473,436
Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 8,250,005	¥ 7,318,428